NOTE 11. COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
NOTE 11. COMMITMENT AND CONTINGENCIES

NOTE 11. COMMITMENT AND CONTINGENCIES

Office Leasing

The Company leases its office space under non-cancelable operating lease agreements.  The lease ends in December 2015. Based on the current rental lease agreement, the future 3 years minimum rental payments required as of December 31 are as follows:

Lease payment
Year ended, December 31, 2013	$119,766
2014	$123,359
2015	$127,060
Total	$370,185

The two satellite uplink leases are on a month to month basis with no future operating lease commitments.

For the years ended December 31, 2012 and 2011, the Company had rental expenses of $118,355 and $42,434, respectively.

The Company had no contingencies existing as of December 31, 2012 and 2011.